Global Bond Fund Annual Fund Operating Expenses - Global Bond Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.92%

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.